CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss)	$ (414,153)	$ 69,884	$ 309,086
Adjustments for:
Revenue recognized on acceptance of cryptocurrency	(58,959)	(35,500)	(3,361)
Cost recognized on payment of cryptocurrency	8,854	8,463
Receipt of cryptocurrency as customer deposits	(4,922)
Realised gain (loss) on sale of cryptocurrency	(6,135)	170
Depreciation and amortization of property, equipment and software	59,641	33,689	1,706
Depreciation of operating lease assets			483
Foreign exchange gain	(9,302)	(2,007)	(2,233)
Provision of allowance for doubtful receivables	14	13	143
Deferred income tax benefits	(45,686)	(7,791)	(15,348)
Loss on disposal of property, equipment and software	18	193	7
Share-based compensation expense	42,074	63,015	76,497
Change in fair value of financial instruments	10,918	(3,795)	(29,471)
Excess of fair value of Series A Convertible Preferred Shares	59,199
Investment income			(44)
Reduction in the carrying amount of the operating lease right-of-use assets	2,481	2,254	2,758
Interest of operating lease liabilities	115	193	253
Impairment charge to non-current financial investment			4
Impairment loss of cryptocurrency	4,706	7,880	175
Impairment loss of property, equipment and software	21,126	0	0
Write-down of inventories	174,838	69,524	7,859
Write-downs of prepayments	5,627	12,828	0
Provision for reserve for inventory purchase commitments	9,816	10,890
Changes in assets and liabilities:
Accounts receivable	(3,011)	58	1,059
Inventories	(123,679)	(232,165)	(116,153)
Prepayments and other current assets	122,471	(70,304)	(188,929)
Other non-current assets	2,008	(2,032)	(62)
Prepaid interest expense			39
Accounts payable	(10,237)	47,259	(7,501)
Notes payable			(2,140)
Contract liabilities	19,026	(198,733)	132,414
Income tax payable	(3,596)	(14,653)	21,580
Accrued liabilities and other current liabilities	6,332	60,294	17,031
Other non-current liabilities	9,161	(315)	(316)
Operating lease liabilities	(2,365)	(1,914)	(3,253)
Net cash provided by (used in) operating activities	(123,620)	(182,602)	202,283
Cash flows from investing activities:
Proceeds from disposal of short-term investments			9,605
Purchase of property, equipment and software	(3,312)	(17,745)	(5,645)
Proceeds from disposal of property, equipment and software	2,295		25
Proceeds from disposal of cryptocurrency	40,645	9,642
Payment for non-current financial investments			(3,137)
Net cash provided by (used in) investing activities	39,628	(8,103)	848
Cash flows from financing activities:
Payment for repurchase of ordinary shares		(37,379)	(16,106)
Prepayment under share repurchase agreement			(89)
Repurchase of warrants		(6,611)
Proceeds from issuance of ordinary shares, net of issuance costs under At-the-Market Offering Agreements	65,430
Payment for cost of issuance			(879)
Proceeds from issuance of series A convertible preferred shares, net of issuance costs	24,575
Repayment of borrowings			(5,490)
Proceeds from resale of treasury stock	2,420	10,397	6,992
Repurchase for tax withholdings on vesting of restricted share units	(2,420)	(22,585)	(3,844)
Proceeds from issuance of ordinary shares and warrants			158,634
Net cash provided by (used in) financing activities	90,005	(56,178)	139,218
Net increase (decrease) in cash and restricted cash	6,013	(246,883)	342,349
Effect of exchange rate changes on cash and restricted cash	(11,410)	(80,021)	25,445
Cash and restricted cash at the beginning of year	101,551	428,455	60,661
Cash and restricted cash at the end of year	96,154	101,551	428,455
Cash	96,154	101,551	421,027
Restricted cash			7,428
Total cash and restricted cash shown in the statement of cash flows	96,154	101,551	428,455
Supplemental disclosure of cash flow information:
Cash paid for interest			39
Cash paid for income tax	2,876	45,421	68
Supplemental disclosure of non-cash investing and financing activities:
Transfer from inventory to operating lease assets			2,379
Transfer from operating lease assets to inventory			1,890
Mining equipment transfer from inventory to property, equipment and software	24,052	69,712	23,038
Purchases of property, plant and equipment in accrued liabilities and other current liabilities		6,362
Accrued tax withholdings on vesting of restricted share units	2,420	(4,465)	19,794
Revenue recognized on acceptance of cryptocurrency	58,959	35,500	$ 3,361
Cost recognized on payment of cryptocurrency	8,854	$ 8,463
Conversion of series A convertible preferred shares into Class A ordinary shares	$ 53,837